AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 56.9%
Information Technology – 15.3%
Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	25,714	$4,414,837

IT Services – 0.3%
EPAM Systems, Inc.(a)	14,036	3,601,918

Semiconductors & Semiconductor Equipment – 3.1%
KLA Corp.	6,948	3,077,895
NVIDIA Corp.	48,280	18,266,255
NXP Semiconductors NV	37,323	6,684,549
QUALCOMM, Inc.	52,334	5,935,199

		33,963,898

Software – 8.2%
Adobe, Inc.(a)	21,347	8,918,563
Autodesk, Inc.(a)	13,590	2,709,710
Gen Digital, Inc.	344,056	6,034,742
Microsoft Corp.	160,201	52,608,406
Oracle Corp.	131,450	13,925,813
ServiceNow, Inc.(a)	8,761	4,772,818

		88,970,052

Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	179,184	31,760,364
Western Digital Corp.(a)	93,263	3,612,076

		35,372,440

		166,323,145

Health Care – 9.5%
Biotechnology – 1.3%
Regeneron Pharmaceuticals, Inc.(a)	5,897	4,337,598
Vertex Pharmaceuticals, Inc.(a)	31,639	10,237,431

		14,575,029

Health Care Equipment & Supplies – 1.9%
Edwards Lifesciences Corp.(a)	79,884	6,728,629
Medtronic PLC	119,126	9,858,868
Zimmer Biomet Holdings, Inc.	31,255	3,980,012

		20,567,509

Health Care Providers & Services – 2.9%
Elevance Health, Inc.	17,326	7,758,929
UnitedHealth Group, Inc.	48,178	23,474,249

		31,233,178

Life Sciences Tools & Services – 1.7%
Illumina, Inc.(a)	25,575	5,029,324
IQVIA Holdings, Inc.(a)	52,348	10,307,844
Waters Corp.(a)	10,977	2,757,642

		18,094,810

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.7%
Johnson & Johnson	24,548	$3,806,413
Roche Holding AG (Sponsored ADR)	256,140	10,140,582
Zoetis, Inc.	29,503	4,809,284

		18,756,279

		103,226,805

Financials – 7.2%
Banks – 1.9%
Bank of America Corp.	276,659	7,688,354
PNC Financial Services Group, Inc. (The)	28,222	3,268,954
Wells Fargo & Co.	243,530	9,694,929

		20,652,237

Capital Markets – 1.6%
Charles Schwab Corp. (The)	81,636	4,301,401
Goldman Sachs Group, Inc. (The)	33,719	10,921,584
LPL Financial Holdings, Inc.	12,905	2,513,636

		17,736,621

Financial Services – 2.4%
PayPal Holdings, Inc.(a)	58,229	3,609,616
Visa, Inc. - Class A	104,324	23,058,734

		26,668,350

Insurance – 1.3%
Progressive Corp. (The)	77,797	9,951,014
Willis Towers Watson PLC	18,633	4,077,832

		14,028,846

		79,086,054

Communication Services – 6.3%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	195,045	7,675,021

Entertainment – 0.5%
Walt Disney Co. (The)(a)	64,466	5,670,429

Interactive Media & Services – 4.5%
Alphabet, Inc. - Class C(a)	273,602	33,754,279
Meta Platforms, Inc. - Class A(a)	56,028	14,831,732

		48,586,011

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.(a)	48,242	6,621,215

		68,552,676

Consumer Discretionary – 5.5%
Automobiles – 0.3%
Stellantis NV(b)	188,645	2,886,268

Broadline Retail – 1.9%
Amazon.com, Inc.(a)	173,596	20,932,206

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 1.3%
Booking Holdings, Inc.(a)	1,449	$3,635,208
Hyatt Hotels Corp. - Class A	40,277	4,328,972
Restaurant Brands International, Inc.	84,813	6,183,716

		14,147,896

Specialty Retail – 1.4%
AutoZone, Inc.(a)	2,029	4,842,898
Home Depot, Inc. (The)	35,771	10,139,290

		14,982,188

Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc. - Class B	62,443	6,572,750

		59,521,308

Industrials – 4.7%
Aerospace & Defense – 0.8%
Raytheon Technologies Corp.	98,176	9,045,937

Building Products – 0.5%
Otis Worldwide Corp.	70,163	5,578,660

Construction & Engineering – 0.2%
AECOM	20,797	1,623,206

Electrical Equipment – 1.4%
Eaton Corp. PLC	55,590	9,778,281
Regal Rexnord Corp.	43,186	5,609,429

		15,387,710

Ground Transportation – 0.8%
CSX Corp.	280,634	8,607,045

Machinery – 0.6%
PACCAR, Inc.	102,551	7,053,458

Professional Services – 0.4%
Booz Allen Hamilton Holding Corp.	29,574	2,974,553
Robert Half International, Inc.	21,935	1,426,213

		4,400,766

		51,696,782

Consumer Staples – 3.3%
Beverages – 1.2%
Coca-Cola Co. (The)	143,807	8,579,525
Constellation Brands, Inc. - Class A	18,406	4,472,106

		13,051,631

Consumer Staples Distribution & Retail – 1.7%
Costco Wholesale Corp.	11,035	5,645,065
Walmart, Inc.	91,998	13,511,746

		19,156,811

Household Products – 0.4%
Procter & Gamble Co. (The)	27,727	3,951,098

		36,159,540

Company	Shares	U.S. $ Value

Energy – 1.8%
Energy Equipment & Services – 0.5%
Baker Hughes Co.	211,634	$5,767,027

Oil, Gas & Consumable Fuels – 1.3%
Chevron Corp.	37,059	5,581,826
EOG Resources, Inc.	77,761	8,342,978

		13,924,804

		19,691,831

Materials – 1.2%
Chemicals – 1.2%
Linde PLC	20,176	7,135,444
LyondellBasell Industries NV - Class A	73,369	6,275,985

		13,411,429

Real Estate – 1.1%
Industrial REITs – 0.6%
Prologis, Inc.	51,270	6,385,678

Specialized REITs – 0.5%
American Tower Corp.	29,077	5,362,962

		11,748,640

Utilities – 1.0%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	58,331	4,848,473
NextEra Energy, Inc.	84,473	6,205,386

		11,053,859

Total Common Stocks (cost $437,132,621)		620,472,069

INVESTMENT COMPANIES – 42.8%
Funds and Investment Trusts – 42.8%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z(a)	2,605,348	25,845,053
AB Trust – AB Discovery Value Fund - Class Z	1,845,626	34,882,326
Bernstein Fund, Inc. – International Small Cap - Class Z	5,530,109	58,619,158
Bernstein Fund, Inc. – International Strategic - Class Z	27,246,824	296,717,916
Bernstein Fund, Inc. – Small Cap Core Portfolio - Class Z	1,976,823	22,911,374
Sanford C Bernstein Fund, Inc. – Emerging Markets Portfolio – Class Z	1,121,933	27,161,992

Total Investment Companies (cost $513,092,316)		466,137,819

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.03%(c) (d) (e) (cost $403,891)	403,891	403,891

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $950,628,828)		1,087,013,779

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.03%(c) (d) (e) (cost $255,060)	255,060	$255,060

Total Investments – 99.8% (cost $950,883,888)(f)		1,087,268,839
Other assets less liabilities – 0.2%		2,687,659

Net Assets – 100.0%		$1,089,956,498

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of May 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $204,127,859 and gross unrealized depreciation of investments was $(67,742,908), resulting in net unrealized appreciation of $136,384,951.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

May 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$620,472,069	$—	$—	$620,472,069
Investment Companies	466,137,819	—	—	466,137,819
Short-Term Investments	403,891	—	—	403,891
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	255,060	—	—	255,060

Total Investments in Securities	1,087,268,839	—	—	1,087,268,839
Other Financial Instruments(b)	—	—	—	—

Total	$1,087,268,839	$—	$—	$1,087,268,839

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2023 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 05/31/2023 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$27,394	$712	$1,942	$(885)	$566	$25,845	$0	$0
AB Trust - AB Discovery Value Fund	35,332	4,933	1,417	(267)	(3,699)	34,882	2,583	0
Bernstein Fund, Inc. - International Small Cap Portfolio	57,699	1,397	3,547	(599)	3,669	58,619	620	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	301,249	16,141	24,738	(4,720)	8,786	296,718	12,126	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	24,065	2,700	1,961	(359)	(1,534)	22,911	1,850	0
Government Money Market Portfolio	7,151	64,192	70,939	0	0	404	111	0
Government Money Market Portfolio*	0	27,351	27,096	0	0	255	24	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	27,032	639	0	0	(509)	27,162	0	0
Total	$479,922	$118,065	$131,640	$(6,830)	$7,279	$466,796	$17,314	$0

*	Investments of cash collateral for securities lending transactions